RIGHT OF USE ASSETS (Tables)	12 Months Ended
Jun. 30, 2025
Right-of-use asset for leased properties
$
Balance, June 30, 2023	2,395,049
Additions during the year	-
Depreciation for the year	(491,705)
Foreign exchange translation	57,139
Balance, June 30, 2024	1,960,483
Additions (disposals) during the year	706,974
Impairments during the year	(828,370)
Depreciation for the year	(417,175)
Foreign exchange translation	9,189
Balance, June 30, 2025	1,431,101